EXPLORATION AND EVALUATION ASSETS DISCLOSURE: SCHEDULE OF EXPLORATION COSTS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Property Taxes Paid	$ 32,280	$ 36,198	$ 29,692
Camp Costs	2,855	1,430	53,470
Total Exploration Costs	35,135	37,820	749,949
Assay costs		192	58,433
Geology Costs			82,931
Drilling Costs			409,741
Equipment Used Costs			11,950
Value added tax on exploration costs			103,732
Farellón Project
Property Taxes Paid	9,185	10,301	8,440
Camp Costs	2,855	1,430	53,470
Total Exploration Costs	12,040	11,923	728,697
Assay costs		192	58,433
Geology Costs			82,931
Drilling Costs			409,741
Equipment Used Costs			11,950
Value added tax on exploration costs			103,732
Perth Project
Property Taxes Paid	21,295	23,879	19,596
Total Exploration Costs	21,295	23,879	19,596
Mateo Project
Property Taxes Paid	1,800	2,018	1,656
Total Exploration Costs	1,800	$ 2,018	$ 1,656
Point Piche Project
Property Taxes Paid	0
Larder Lake Project
Property Taxes Paid	$ 0